UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Funds
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Municipal Bonds (98.9%)

Beverly MA GO	5.250%	11/1/2012 (1)	1,925	2,064
Beverly MA GO	5.250%	11/1/2013 (1)	1,855	2,007
Boston MA Convention Center Rev.	5.000%	5/1/2018 (2)	4,975	5,161
Boston MA GO	5.750%	2/1/2010 (Prere.)	1,955	2,048
Boston MA GO	5.000%	2/1/2012 (1)(Prere.)	3,765	3,966
Boston MA GO	5.000%	3/1/2016	7,295	7,836
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/2017 (1)	2,000	2,093
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/2013	540	574
Chelsea MA GO	5.500%	6/15/2009 (2)	90	93
Foxborough MA Stadium Infrastructure Improvement Rev.	5.750%	6/1/2010 (Prere.)	2,500	2,657
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/2021	900	980
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/2032	2,000	2,159
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/2021 (1)	2,395	2,476
Littleton MA GO	5.000%	1/15/2022 (3)	1,280	1,332
Lynn MA GO	5.250%	6/1/2013 (2)	1,530	1,581
Marlborough MA GO	6.750%	6/15/2008 (3)	1,400	1,433
Mashpee MA GO	5.125%	2/1/2008 (1)(Prere.)	1,025	1,041
Mashpee MA GO	5.350%	2/1/2008 (1)(Prere.)	1,525	1,550
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/2009	2,000	2,094
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2010 (Prere.)	630	656
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2010 (Prere.)	3,950	4,115
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2022	5,285	5,895
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2023	10,000	10,608
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2023	5,325	5,799
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024	2,500	2,796
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2026 (1)	3,000	3,366
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2029 (1)	3,000	3,383
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2030	420	432
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2033	6,885	7,524
Massachusetts College Building Auth. Rev.	0.000%	5/1/2017 (10)	3,340	2,194
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2018	2,000	2,059
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2020	3,105	3,167
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2022	3,985	4,047
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2023	3,710	3,751
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/2029 (2)	1,400	1,637
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/2035 (2)	2,000	2,041
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039	1,575	1,566
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	4.020%	9/11/2007 (1)	3,205	3,205
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/2033	1,000	1,044
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2028	1,500	1,537
Massachusetts Dev. Finance Agency Rev. (Harvard Univ.) VRDO	3.900%	9/4/2007	1,545	1,545
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/2022	2,750	2,890
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/2031	4,000	4,099
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/2044	1,500	1,621
Massachusetts Dev. Finance Agency Rev. (Simmons College)	5.250%	10/1/2033 (10)	10,000	10,697
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	1,195	1,272
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	3,000	3,193
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.000%	7/1/2035	5,000	5,094
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/2009 (Prere.)	2,000	2,092
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2012 (Prere.)	600	650
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2012 (Prere.)	1,000	1,119
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/2019	1,000	1,019
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/2029	1,500	1,514
Massachusetts GAN	5.125%	12/15/2010	1,480	1,518
Massachusetts GAN	5.750%	12/15/2010	3,000	3,189
Massachusetts GAN	5.125%	12/15/2012	1,750	1,794
Massachusetts GO	5.250%	9/1/2008	1,850	1,879
Massachusetts GO	5.625%	6/1/2010 (Prere.)	1,450	1,523
Massachusetts GO	5.750%	6/1/2010 (Prere.)	8,545	9,003
Massachusetts GO	5.000%	3/1/2015 (Prere.)	10,000	10,696
Massachusetts GO	5.000%	9/1/2015 (Prere.)	10,000	10,731
Massachusetts GO	5.500%	12/1/2017 (4)	10,000	11,154
Massachusetts GO	5.500%	10/1/2018	4,955	5,512
Massachusetts GO	5.250%	8/1/2022	5,000	5,444
Massachusetts GO	5.500%	12/1/2022 (4)	2,000	2,238
Massachusetts GO	5.500%	12/1/2023 (2)	1,030	1,154
Massachusetts GO	5.500%	8/1/2030 (2)	10,000	11,251
Massachusetts GO VRDO	3.930%	9/4/2007	2,750	2,750
Massachusetts GO VRDO	3.930%	9/4/2007	4,510	4,510
Massachusetts GO VRDO	4.030%	9/4/2007	500	500
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/2033	5,000	5,133
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	3.920%	9/11/2007 LOC	960	960
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2017 (1)	1,250	1,276
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2026	6,255	6,349
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2027	5,575	5,641
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/2019 (1)	50	51
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/2016	2,000	2,152
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/2010 (Prere.)	5,825	6,238
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/2020	1,000	1,198
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037	9,350	9,468
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/2030 (3)	10,000	10,098
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.250%	8/15/2037	7,000	6,989
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	385	408
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2010	520	529
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2016	1,235	1,245
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2021	6,765	7,467
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.000%	7/1/2023	5,000	5,363
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2024	3,060	3,378
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2030	5,000	5,524
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/2032	7,730	8,815
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013 (3)	3,835	4,063
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2014 (3)	3,000	3,167
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2011	2,080	2,147
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2012	2,850	2,937
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2014	1,000	1,030
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015 (1)	390	394
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015	3,000	3,091
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024 (1)	1,605	1,623
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.950%	9/11/2007	5,100	5,100
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013 (3)(Prere.)	1,175	1,252
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013 (3)(Prere.)	1,090	1,162
Massachusetts Health & Educ. Fac. Auth. Rev. (Sterling & Francine Clark)	5.000%	7/1/2036	8,000	8,154
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/2030	2,000	2,042
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/2014 (2)	1,000	1,026
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2021	5,000	5,251
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	1,000	1,048
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2010 (3)(Prere.)	4,000	4,289
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027 (3)	1,850	1,893
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2011 (3)(Prere.)	435	458
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/2012 (1)(Prere.)	4,000	4,289
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023 (3)	565	582
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/2023	2,400	2,463
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2028	1,000	1,016
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2031	5,000	5,144
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2036	10,000	10,251
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/2017	1,000	1,021
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/2010 (2)(ETM)	815	829
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2012 (1)	2,975	3,169
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2013 (1)	3,255	3,464
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2016 (1)	4,500	4,790
Massachusetts Port Auth. Rev.	5.250%	7/1/2008	1,325	1,340
Massachusetts Port Auth. Rev.	5.750%	7/1/2010	1,000	1,052
Massachusetts Port Auth. Rev.	5.500%	7/1/2016 (4)	10,000	11,075
Massachusetts Port Auth. Rev.	5.000%	7/1/2017 (4)	10,000	10,705
Massachusetts Port Auth. Rev.	5.375%	7/1/2018	2,000	2,043
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2025 (4)	15,125	15,585
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/2027 (3)	15,000	16,818
Massachusetts Special Obligation Rev.	5.500%	6/1/2012	10,000	10,768
Massachusetts Special Obligation Rev.	5.000%	6/1/2017	2,040	2,076
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2020 (1)	3,000	1,708
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2025 (1)	5,000	2,164
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2028 (1)	13,660	5,024
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2009 (Prere.)	1,435	1,493
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2009 (Prere.)	615	644
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2015 (Prere.)	4,460	4,859
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2016	5,000	5,371
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	5,000	5,481
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	540	584
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2022	3,500	3,823
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027	2,565	2,647
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/2029	1,000	1,035
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2029	2,490	2,590
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2030	5,000	5,457
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2032	5,000	5,455
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/2011 (3)	4,120	4,387
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/2031 (2)	5,000	5,137
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2032 (4)	5,000	5,463
Massachusetts Water Resources Auth. Rev. VRDO	3.930%	9/11/2007 (2)	1,600	1,600
Narragansett MA Regional School Dist. GO	6.500%	6/1/2013 (2)	1,210	1,305
Pittsfield MA GO	5.000%	4/15/2018 (1)	1,000	1,044
Quabog MA Regional School Dist. GO	5.500%	6/1/2018 (4)	1,355	1,428
Quabog MA Regional School Dist. GO	5.500%	6/1/2019 (4)	1,355	1,427
Rail Connections Inc. Massachusetts Rev.	5.250%	7/1/2008 (ETM)	705	714
Rail Connections Inc. Massachusetts Rev.	5.300%	7/1/2009 (ETM)	340	350
Rail Connections Inc. Massachusetts Rev.	5.400%	7/1/2009 (Prere.)	520	546
Rail Connections Inc. Massachusetts Rev.	5.500%	7/1/2009 (Prere.)	1,175	1,235
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/2009 (Prere.)	1,030	1,092
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/2009 (Prere.)	570	604
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.375%	6/15/2010 (1)(Prere.)	2,500	2,611
Shrewsbury MA GO	5.000%	8/15/2013	1,030	1,085
Shrewsbury MA GO	5.000%	8/15/2017	1,900	1,999
Shrewsbury MA GO	5.000%	8/15/2018	3,185	3,329
Shrewsbury MA GO	5.000%	8/15/2019	1,000	1,045
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2010 (4)(Prere.)	2,575	2,701
Univ. of Massachusetts Building Auth. Refunding Rev.	6.875%	5/1/2014 (ETM)	1,000	1,149
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/2010 (Prere.)	1,135	1,183
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/2010 (2)(Prere.)	2,400	2,529
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/2010 (2)(Prere.)	2,600	2,740
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2021 (2)	5,680	5,912
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2022 (2)	2,695	2,797
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2023 (2)	1,760	1,823
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2024 (2)	1,980	2,047
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2025 (2)	1,990	2,052
Westborough MA GO	5.000%	11/15/2008	3,460	3,515
Westfield MA GO	5.000%	5/1/2010 (3)(Prere.)	1,715	1,787
Worcester MA GO	5.500%	10/1/2009 (3)	1,000	1,037
Worcester MA GO	5.750%	4/1/2010 (4)(Prere.)	1,000	1,060
Worcester MA GO	5.625%	8/15/2010 (3)(Prere.)	1,640	1,743
Worcester MA GO	5.500%	8/15/2014 (3)	1,445	1,537
Worcester MA GO	5.500%	8/15/2015 (3)	1,190	1,265
Worcester MA GO	5.250%	8/15/2021 (3)	1,500	1,565
Outside Massachusetts:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2017 (1)	5,000	5,592
Puerto Rico GO	5.500%	7/1/2019 (2)	2,500	2,787
Puerto Rico GO	5.500%	7/1/2022 (3)	3,500	3,928
Puerto Rico GO	5.000%	7/1/2033	1,600	1,591
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2012 (3)	5,080	5,490
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.900%	9/11/2007 (2)	5,200	5,200
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040	5,000	5,245
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2025 (3)	6,495	7,268
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2012 (Prere.)	1,100	1,169
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2036	400	405
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	2,015	2,166
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	665	713
Puerto Rico Public Finance Corp.	5.125%	6/1/2024 (2)	2,155	2,298
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(ETM)	4,000	4,753
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2009	1,450	1,472
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020	1,000	1,021

Total Municipal Bonds
(Cost $657,741)				656,783

Other Assets and Liabilities—Net (1.1%)				7,032

Net Assets (100%)				663,815

1 Securities with a value of $1,276,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $659,949,000. Net unrealized depreciation of investment securities for tax purposes was $3,166,000, consisting of unrealized gains of $6,722,000 on securities that had risen in value since their purchase and $9,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(370)	40,347	(192)
30-Year U.S. Treasury Bond	(285)	31,795	(99)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.